UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—2.3%
264,500	Australia & New Zealand Banking Group Ltd.	$5,061,771
91,800	BHP Billiton Ltd. - ADR (a)	6,368,166
115,100	Commonwealth Bank of Australia	5,396,724
295,800	National Australia Bank Ltd.	6,873,122
573,300	ResMed, Inc. (b)	2,932,783

		26,632,566

	Belgium—0.6%
135,800	Anheuser-Busch InBev NV	6,776,699

	Bermuda—0.3%
51,500	Arch Capital Group Ltd. (b)	3,684,310

	Brazil—1.5%
191,100	Banco Santander Brasil SA - ADR	2,300,844
377,444	BM&FBOVESPA SA	2,548,999
316,100	Cia Energetica de Minas Gerais - ADR	5,269,387
144,300	Fleury SA (b)	1,491,993
501,600	Hypermarcas SA (b)	5,777,048

		17,388,271

	Canada—6.6%
757,200	Eldorado Gold Corp. (b)	8,993,631
228,700	Enbridge, Inc.	9,926,553
166,100	Magna International, Inc., Class A (a)	9,147,127
596,600	Pacific Rubiales Energy Corp. (b)	7,967,686
322,900	Pan American Silver Corp.	6,842,251
74,900	Potash Corp. of Saskatchewan, Inc. (a)	7,441,315
417,400	Precision Drilling Trust (b)	3,251,758
210,100	Progress Energy Resources Corp.	2,713,566
200,600	Suncor Energy, Inc.	6,348,990
82,170	Toronto-Dominion Bank (The)	4,841,440
257,900	TransCanada Corp.	8,241,705

		75,716,022

	Cayman Islands—0.4%
4,117,800	Hidili Industry International Development Ltd. (b)	4,312,945

	Chile—0.1%
26,100	Banco Santander Chile - ADR (a)	1,613,763

	China—2.4%
4,571,600	China Coal Energy Co., Class H	6,917,871
6,461,800	China Construction Bank Corp., Class H	4,936,422
982,400	China Life Insurance Co. Ltd., Class H	4,332,427
252,600	Focus Media Holding Ltd. - ADR (b)	3,389,892
7,323,800	Industrial & Commercial Bank of China	5,333,958
81,750	Netease.com - ADR (b)	2,681,400

		27,591,970

	Denmark—2.1%
1,400	AP Moller - Maersk A/S	10,925,583
147,900	FLSmidth & Co. A/S	9,424,649
69,900	TrygVesta AS	4,259,665

		24,609,897

	Finland—0.6%
266,800	Fortum Oyj	6,770,492

	France—8.4%
63,200	Alstom SA	4,219,868
252,000	AXA SA	5,188,893
94,340	BNP Paribas	6,739,368
104,500	Cap Gemini SA	4,640,201
166,100	Cie de Saint-Gobain	7,934,685
74,600	Compagnie Generale des Etablissements Michelin, Class B	5,776,879
30,350	Eramet	9,137,143
207,360	GDF Suez	7,840,542
77,800	Lafarge SA	5,755,172
35,700	PPR	4,353,493
176,600	Renault SA (b)	8,290,330

Shares	Common Stocks	Value

	France— (concluded)
80,500	Sanofi-Aventis SA	$5,952,531
92,000	Societe Generale	5,322,868
168,200	Total SA	9,720,848
28,000	Unibail-Rodamco SE - REIT	6,067,105

		96,939,926

	Germany—3.8%
26,400	Allianz SE	2,923,161
72,000	BASF SE	4,096,060
204,900	Bayerische Motoren Werke AG	8,756,542
56,100	Celesio AG	1,635,863
506,700	Deutsche Lufthansa AG	8,126,417
59,400	Fresenius Medical Care AG & Co. KGaA	3,010,794
100,400	K+S AG	5,643,753
78,500	RWE AG	6,964,523
26,600	Software AG	3,031,047

		44,188,160

	Gibraltar—0.2%
492,700	PartyGaming Plc (b)	2,205,317

	Hong Kong—2.2%
4,050,000	Cathay Pacific Airways Ltd. (b)	6,645,842
673,000	Cheung Kong Holdings Ltd.	7,918,865
654,000	China Mobile Ltd.	6,144,154
2,761,900	New World Development Ltd.	4,507,353

		25,216,214

	India—0.8%
570,600	Sterlite Industries India Ltd. - ADR	9,101,070

	Indonesia—0.5%
29,237,000	Adaro Energy PT	5,852,273

	Ireland—0.8%
170,700	Coviden Plc	8,630,592

	Israel—0.8%
164,900	Teva Pharmaceutical Industries Ltd. - ADR	9,353,128

	Italy—1.9%
83,268	Assicurazioni Generali SpA	1,980,111
1,040,000	Enel SpA	5,590,874
279,600	ENI SpA	6,498,283
1,349,100	Intesa Sanpaolo SpA (b)	5,135,540
1,031,665	UniCredit SpA (b)	2,844,930

		22,049,738

	Japan—13.9%
1,171,500	Bank of Yokohama Ltd. (The)	5,538,753
613,900	Chiba Bank Ltd.	3,705,212
936,200	Fujitsu Ltd.	5,709,775
344,300	Honda Motor Co. Ltd.	11,668,023
233,100	Hoya Corp.	6,215,096
1,407,800	ITOCHU Corp.	10,990,064
2,408	Japan Tobacco, Inc.	8,689,615
800	KDDI Corp.	4,217,006
2,009,300	Marubeni Corp.	11,668,737
619,800	Matsui Securities Co. Ltd.	4,225,232
1,789,600	Mitsubishi Heavy Industries Ltd.	6,239,817
1,125,700	Mitsubishi UFJ Financial Group, Inc.	5,792,933
755,500	Mitsui & Co. Ltd.	11,112,234
1,115,000	Mizuho Securities Co. Ltd.	3,285,038
435,600	Nikon Corp.	8,936,261
1,614,200	Nippon Yusen KK	5,573,029
825,400	Nomura Holdings, Inc.	6,170,925
1,580,000	NSK Ltd.	11,455,685
1,400	NTT Data Corp.	4,361,920
337,200	Panasonic Corp.	5,268,524
1,054,300	Sumitomo Corp.	11,868,468
73,300	Sumitomo Mitsui Financial Group, Inc.	2,365,913
208,600	Tokio Marine Holdings, Inc.	5,608,898

		160,667,158

	Luxembourg—0.7%
213,700	ArcelorMittal	8,272,941

	Malaysia—0.7%
2,115,600	Bumiputra-Commerce Holdings Bhd	7,828,431

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Mexico—0.5%
122,600	Fomento Economico Mexicano SAB de CV - ADR	$5,168,816

	Netherlands—1.8%
1,092,700	Aegon NV (b)	6,529,489
20,700	Corio NV - REIT	1,270,578
357,800	Koninklijke (Royal) KPN NV	5,924,641
143,100	Randstad Holding NV (b)	6,867,738

		20,592,446

	New Guinea—0.5%
2,384,000	Lihir Gold Ltd.	5,799,387

	New Zealand—0.2%
325,000	Telecom Corp. of New Zealand Ltd.	2,720,250

	Norway—1.8%
819,700	Norsk Hydro ASA (b)	5,944,791
306,400	StatoilHydro ASA	6,876,076
187,100	Yara International ASA	7,811,408

		20,632,275

	Philippines—0.3%
67,900	Philippine Long Distance Telephone Co. - ADR	3,800,363

	Russia—0.9%
859,700	Rosneft Oil Co. - GDR (b)	6,611,970
222,000	Vimpel-Communications - ADR	4,027,080

		10,639,050

	Singapore—3.4%
1,134,771	CapitaLand Ltd.	3,084,991
423,000	DBS Group Holdings Ltd.	4,261,828
8,739,100	Singapore Telecommunications Ltd.	18,623,745
4,306,700	Straits Asia Resources Ltd.	6,556,251
1,431,000	Wilmar International Ltd.	6,676,089

		39,202,904

	South Africa—0.4%
288,000	MTN Group Ltd.	4,111,382

	South Korea—3.9%
286,600	Hynix Semiconductor, Inc. (b)	5,567,975
139,000	Hyosung Corp.	9,673,186
237,800	Korea Electric Power Corp. (b)	7,839,022
54,500	Korea Zinc Co. Ltd.	7,940,515
13,800	Samsung Electronics Co. Ltd.	9,272,369
89,900	Samsung Securities Co. Ltd.	4,878,413

		45,171,480

	Spain—1.5%
365,350	Banco Santander SA	5,217,549
73,400	Inditex SA	4,620,275
295,000	Telefonica SA	7,066,889

		16,904,713

	Sweden—1.0%
541,824	Nordea Bank AB	4,969,262
508,300	Svenska Cellulosa AB, B Shares	6,848,094

		11,817,356

	Switzerland—7.7%
188,500	Adecco SA	10,156,537
123,100	Credit Suisse Group AG	5,324,954
117,900	Julius Baer Group Ltd.	3,919,255
480,200	Julius Baer Holding AG	5,497,120
326,500	Nestle SA	15,476,664
246,300	Novartis AG	13,180,721

Shares	Common Stocks	Value

	Switzerland— (concluded)
67,500	Roche Holding AG	$11,324,541
53,900	Sonova Holding AG	6,671,183
93,500	Swiss Reinsurance Co. Ltd.	4,041,992
250,000	Tyco Electronics Ltd.	6,220,000
264,600	UBS AG (b)	3,450,911
14,800	Zurich Financial Services AG	3,146,660

		88,410,538

	Taiwan—2.4%
544,407	AU Optronics Corp. - ADR (c)	5,955,813
5,628,400	China Steel Corp.	5,703,891
7,811,100	Mega Financial Holding Co. Ltd.	4,202,667
766,600	Siliconware Precision Industries Co. - ADR	5,174,550
634,684	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	6,448,389

		27,485,310

	Thailand—0.7%
800,500	Bangkok Bank PCL	2,697,432
354,000	Banpu PCL	5,584,834

		8,282,266

	United Kingdom—14.6%
100,600	Anglo American Plc (b)	3,691,099
403,000	Antofagasta Plc	5,594,054
671,800	Barclays Plc	2,871,264
91,500	Barclays Plc - ADR (a)	1,565,565
518,800	BG Group Plc	9,537,465
1,634,500	BP Plc	15,249,870
3,078,800	British Airways Plc	10,037,235
1,051,000	Britvic Plc	7,047,420
422,300	Catlin Group Ltd.	2,280,667
600,000	Domino’s Pizza UK & IRL Plc	3,045,908
338,000	GlaxoSmithKline Plc	6,578,141
1,482,500	HSBC Holdings Plc	15,870,912
395,000	Imperial Tobacco Group Plc (b)	12,737,815
10,259,200	Inchcape Plc (b)	4,354,654
441,650	Intercontinental Hotels Group Plc	6,316,155
1,414,900	International Power Plc	7,223,648
130,800	Next Plc	4,078,708
742,000	Prudential Plc	6,795,732
266,200	Royal Dutch Shell Plc - ADR	14,744,818
151,300	Standard Chartered Plc	3,484,982
261,000	Unilever Plc	7,936,712
390,000	Vodafone Group Plc - ADR	8,369,400
996,700	WPP Plc	9,196,992

		168,609,216

	United States—1.4%
693,800	Amkor Technology, Inc.	3,947,722
198,600	NII Holdings, Inc. (a)(b)	6,502,164
402,300	Virgin Media, Inc.	5,708,637

		16,158,523

	Total Common Stocks—94.6%	1,090,908,158

	Preferred Stock—0.8%
	Germany—0.8%
118,000	Volkswagon AG	9,555,704

	Total Long-Term Investments (Cost—$1,178,394,254)—95.4%	1,100,463,862

Shares/Beneficial Interest	Short-Term Securities

9,143	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	9,143
3,473,700	BlackRock Liquidity Series, LLC, Money Market Series, 0.27% (d)(e)(f)	3,473,700

	Total Short-Term Securities (Cost—$3,482,843)—0.3%	3,482,843

	Total Investments Before Outstanding Options Written
	(Cost—$1,181,877,097*)—95.7%	1,103,946,705

JANUARY 31, 2010	2

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written—(0.1)%
1,910	Amkor Technology, Inc., Strike Price USD 7.50, Expires 2/22/10	$(14,325)
3,200	AU Optronics Corp., Strike Price USD 12.50, Expires 2/22/10	(16,000)
100	BHP Billiton Ltd. - ADR, Strike Price USD 75, Expires 2/22/10	(7,750)
335	BHP Billiton Ltd. - ADR, Strike Price USD 80, Expires 2/22/10	(5,862)
320	Cia Energetica de Minas Gerais - ADR, Strike Price USD 20, Expires 3/22/10	(8,000)
710	Formento Economico Mexico SAB de CV - ADR, Strike Price USD 47.50, Expires 2/19/10	(4,419)
605	Magna International, Inc., Class A, Strike Price USD 50, Expires 2/22/10	(341,825)
450	Netease.com, Inc., Strike Price USD 39, Expires 2/22/10	(4,500)
940	Pan American Silver Corp., Strike Price USD 23, Expires 3/22/10	(72,850)
650	Pan American Silver Corp., Strike Price USD 25, Expires 2/22/10	(6,500)
190	Pan American Silver Corp., Strike Price USD 25, Expires 3/22/10	(6,650)
165	Potash Corp. of Saskatchewan, Inc., Strike Price USD 125, Expires 2/22/10	(3,960)
600	Suncor Energy, Inc., Strike Price USD 37, Expires 3/22/10	(18,000)
500	Suncor Energy, Inc., Strike Price USD 38, Expires 2/22/10	(5,000)
2,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 10, Expires 3/22/10	(110,000)
580	Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 52.50, Expires 3/22/10	(278,400)
2,210	Virgin Media, Inc., Strike Price USD 17.50, Expires 2/22/10	(44,200)
650	Vodafone Group Plc - ADR, Strike Price USD 22.50, Expires 4/19/10	(42,250)

	Total Exchange-Traded Call Options Written	(990,491)

	Exchange-Traded Put Options Written—(0.1)%
435	iShares MSCI EAFE Index Fund, Strike Price USD 52, Expires 2/22/10	(49,590)
435	iShares MSCI EAFE Index Fund, Strike Price USD 53, Expires 2/22/10	(68,730)
825	iShares MSCI EAFE Index Fund, Strike Price USD 54, Expires 2/22/10	(177,787)
825	iShares MSCI EAFE Index Fund, Strike Price USD 55, Expires 2/22/10	(235,538)
553	iShares MSCI EAFE Index Fund, Strike Price USD 56, Expires 2/22/10	(204,610)
610	iShares MSCI Emerging Markets Index, Strike Price USD 38, Expires 2/22/10	(63,745)
600	iShares MSCI Emerging Markets Index, Strike Price USD 39, Expires 2/22/10	(91,800)
2,250	iShares MSCI Emerging Markets Index, Strike Price USD 40, Expires 2/22/10	(489,375)
750	iShares MSCI Emerging Markets Index, Strike Price USD 41, Expires 2/22/10	(222,375)

	Total Exchange-Traded Put Options Written	(1,603,550)

	Over-the-Counter Call Options Written—(0.8)%
17,648,000	Adaro Energy PT, Strike Price USD 1,838.20, Expires 3/09/10, Broker JPMorgan Chase Securities	(224,130)
93,100	Adecco SA, Strike Price CHF 60.04, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(101,057)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
20,000	Adecco SA, Strike Price CHF 61.05, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	$(7,822)
481,000	Aegon NV, Strike Price EUR 4.70, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(50,469)
120,000	Aegon NV, Strike Price EUR 5.09, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(730)
14,500	Allianz SE, Strike Price EUR 88.62, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(6,412)
33,000	Alstom SA, Strike Price EUR 50, Expires 2/04/10, Broker JPMorgan Chase Securities	(8,983)
30,200	Alstom SA, Strike Price EUR 53.52, Expires 2/04/10, Broker Citigroup Global Markets	(16)
191,000	Amkor Technology, Inc., Strike Price USD 6.24, Expires 3/12/10, Broker Citigroup Global Markets	(44,428)
100,600	Anglo American Plc, Strike Price GBP 29, Expires 2/19/10, Broker Citigroup Global Markets	(2,002)
225,000	Antofagasta Plc, Strike Price GBP 9.32, Expires 2/09/10, Broker Credit Suisse First Boston	(24,964)
500	AP Moller - Maersk A/S, Strike Price DKK 41,776.63, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(82,383)
340	AP Moller - Maersk A/S, Strike Price DKK 42,460.40, Expires 2/24/10, Broker Citigroup Global Markets	(62,587)
25,000	ArcelorMittal, Strike Price EUR 30.59, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(5,555)
92,500	ArcelorMittal, Strike Price EUR 31.21, Expires 2/17/10, Broker Morgan Stanley & Co., Inc.	(28,646)
28,000	Arch Capital Group Ltd., Strike Price USD 71.36, Expires 2/12/10, Broker Credit Suisse First Boston	(38,061)
46,000	Assicurazioni Generali SpA, Strike Price EUR 17.93, Expires 2/09/10, Broker Credit Suisse First Boston	(3,274)

146,000	Australia & New Zealand Banking Group Ltd., Strike Price AUD 21.97, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(61,131)
151,200	AXA Sa, Strike Price EUR 15.78, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(66,597)
107,500	Banco Santander Brasil SA - ADR, Strike Price USD 13.76, Expires 3/26/10, Broker Credit Suisse First Boston	(6,850)

3	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
26,100	Banco Santander Chile - ADR, Strike Price USD 65.42, Expires 2/12/10, Broker Credit Suisse First Boston	$(12,882)
51,000	Banco Santander SA, Strike Price EUR 10.96, Expires 2/24/10, Broker UBS Securities LLC	(8,982)
150,000	Banco Santander SA, Strike Price EUR 11.48, Expires 2/24/10, Broker UBS Securities LLC	(6,765)
650,000	Bank of Yokohama Ltd. (The), Strike Price JPY 452.55, Expires 3/02/10, Broker Deutsche Bank Securities	(22,293)
200	Barclays Plc, Strike Price GBP 3, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(13,368)
471,000	Barclays Plc, Strike Price GBP 3.20, Expires 2/19/10, Broker Citigroup Global Markets	(1,713)
6,600	BASF AG, Strike Price EUR 42.55, Expires 2/24/10, Broker Credit Suisse First Boston	(4,962)
330	BASF AG, Strike Price EUR 43, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(20,259)
15,500	Bayerische Motoren Werke AG, Strike Price EUR 30.37, Expires 3/10/10, Broker Deutsche Bank Securities	(34,261)
33,000	Bayerische Motoren Werke AG, Strike Price EUR 31.47, Expires 2/24/10, Broker UBS Securities LLC	(28,070)
72,600	Bayerische Motoren Werke AG, Strike Price EUR 32.33, Expires 2/24/10, Broker UBS Securities LLC	(33,277)
298,300	BG Group Plc, Strike Price GBP 11.96, Expires 2/24/10, Broker Citigroup Global Markets	(116,395)
7,000	BHP Billiton Ltd. - ADR, Strike Price USD 79.31, Expires 2/19/10, Broker UBS Securities LLC	(900)
207,600	BM&FBOVESPA SA, Strike Price USD 13.13, Expires 2/08/10, Broker Deutsche Bank Securities	(19,280)
16,000	BNP Paribas, Strike Price EUR 52.77, Expires 2/24/10, Broker Citigroup Global Markets	(36,309)
39,800	BNP Paribas, Strike Price EUR 55.88, Expires 2/09/10, Broker Credit Suisse First Boston	(12,019)
980,000	BP Plc, Strike Price GBP 6.12, Expires 2/24/10, Broker Citigroup Global Markets	(64,504)
1,079,000	British Airways Plc, Strike Price GBP 2.01, Expires 3/10/10, Broker Citigroup Global Markets	(174,708)
765,000	British Airways Plc, Strike Price GBP 2.10, Expires 2/24/10, Broker Citigroup Global Markets	(15,378)
600,000	Britvic Plc, Strike Price GBP 4.14, Expires 2/24/10, Broker UBS Securities LLC	(141,017)
57,500	Cap Gemini SA, Strike Price EUR 35.15, Expires 2/24/10, Broker Credit Suisse First Boston	(4,201)
625,000	CapitaLand Ltd., Strike Price SGD 4.22, Expires 3/02/10, Broker Goldman Sachs & Co.	(8,758)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
2,228,000	Cathay Pacific Airways Ltd., Strike Price HKD 14.75, Expires 3/02/10, Broker JPMorgan Chase Securities	$(8,651)
232,500	Catlin Group Ltd., Strike Price GBP 3.40, Expires 2/24/10, Broker Citigroup Global Markets	(25,251)
370,000	Cheung Kong Holdings Ltd., Strike Price HKD 98.58, Expires 2/02/10, Broker Credit Suisse First Boston	(429)
338,000	Chiba Bank Ltd. (The), Strike Price JPY 572.08, Expires 3/09/10, Broker Goldman Sachs & Co.	(31,956)
1,820,000	China Coal Energy Co., Class H, Strike Price HKD 14.19, Expires 2/02/10, Broker Credit Suisse First Boston	(25)
695,000	China Coal Energy Co., Class H, Strike Price HKD 14.38, Expires 3/09/10, Broker JPMorgan Chase Securities	(6,795)
3,554,000	China Construction Bank Corp., Class H, Strike Price HKD 6.32, Expires 3/02/10, Broker Deutsche Bank Securities	(40,325)
540,000	China Life Insurance Co., Class H, Strike Price HKD 37.83, Expires 3/02/10, Broker Credit Suisse First Boston	(18,067)
360,000	China Mobile Ltd., Strike Price HKD 71.97, Expires 3/02/10, Broker Credit Suisse First Boston	(126,038)
3,095,000	China Steel Corp., Strike Price USD 34.69, Expires 3/02/10, Broker Goldman Sachs & Co.	(13,711)
60,700	Cia Energetica de Minas Gerais - ADR, Strike Price USD 19, Expires 2/02/10, Broker Morgan Stanley & Co., Inc.	(1)
36,000	Cie Generale des Etablissements Michelin, Class B, Strike Price EUR 58.30, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(42,597)
5,500	Cie Generale des Etablissements Michelin, Class B, Strike Price EUR 60.60, Expires 2/24/10, Broker Credit Suisse First Boston	(2,440)
1,150,000	CIMB Group Holdings Bhd, Strike Price USD 13.14, Expires 3/09/10, Broker Credit Suisse First Boston	(34,040)
64,000	Commonwealth Bank of Australia, Strike Price AUD 57.11, Expires 3/09/10, Broker Citigroup Global Markets	(21,229)
99,600	Compagnie de St.-Gobain, Strike Price EUR 35.65, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(169,581)
11,400	Corio NV, Strike Price EUR 46.76, Expires 2/09/10, Broker UBS Securities LLC	(1,370)
94,000	Coviden Plc, Strike Price USD 51.80, Expires 3/30/10, Broker Citigroup Global Markets	(100,375)
67,700	Credit Suisse Group AG, Strike Price CHF 56.09, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(6,668)
233,000	DBS Group Holdings Ltd., Strike Price SGD 15.72, Expires 3/09/10, Broker Goldman Sachs & Co.	(3,769)
100,000	Deutsche Lufthansa AG, Strike Price EUR 11.84, Expires 3/10/10, Broker Deutsche Bank Securities	(55,956)

JANUARY 31, 2010	4

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
195,000	Deutsche Lufthansa AG, Strike Price EUR 11.86, Expires 2/24/10, Broker Goldman Sachs & Co.	$(61,356)
330,000	Domino’s Pizza UK & IRL Plc, Strike Price GBP 3.18, Expires 3/10/10, Broker UBS Securities LLC	(53,416)
2,050	Eldorado Gold Corp., Strike Price CAD 15, Expires 2/22/10, Broker T.D. Securities	(18,214)
2,500	Eldorado Gold Corp., Strike Price CAD 16, Expires 2/22/10, Broker T.D. Securities	(23,381)
250	Enbridge, Inc., Strike Price CAD 46, Expires 3/20/10, Broker T.D. Securities	(25,719)
140	Enbridge, Inc., Strike Price CAD 48, Expires 2/22/10, Broker TD Newcrest	(1,768)
350	Enbridge, Inc., Strike Price CAD 48, Expires 3/20/10, Broker T.D. Securities	(10,638)
100,000	Enel SpA, Strike Price EUR 4.07, Expires 2/09/10, Broker Citigroup Global Markets	(505)
465,000	Enel SpA, Strike Price EUR 4.10, Expires 2/09/10, Broker Citigroup Global Markets	(1,502)
155,000	ENI SpA, Strike Price EUR 18.74, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(7,673)
5,000	Eramet, Strike Price EUR 222.20, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(79,296)
5,000	Eramet, Strike Price EUR 243.51, Expires 2/24/10, Broker UBS Securities LLC	(17,746)
8,200	Eramet, Strike Price EUR 255.71, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(27,522)
81,000	FLSmidth & Co. A/S, Strike Price DKK 380.29, Expires 3/10/10, Broker UBS Securities L L C	(49,785)
139,000	Focus Media Holding Ltd. - ADR, Strike Price USD 17.75, Expires 2/18/10, Broker Credit Suisse First Boston	(4,330)
117,200	Fortum Oyj, Strike Price EUR 17.57, Expires 2/09/10, Broker Citigroup Global Markets	(118,467)
32,000	Fortum Oyj, Strike Price EUR 18.61, Expires 2/09/10, Broker Goldman Sachs & Co.	(3,677)
32,700	Fresenius Medical Care AG & Co. KGgA, Strike Price EUR 37.13, Expires 2/09/10, Broker Credit Suisse First Boston	(10,192)
515,000	Fujitsu Ltd., Strike Price JPY 591.27, Expires 2/02/10, Broker Goldman Sachs & Co.	(872)
232,000	GAM Holding Ltd., Strike Price CHF 13.43, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(1,149)
56,000	GAM Holding Ltd., Strike Price CHF 13.65, Expires 3/10/10, Broker UBS Securities LLC	(3,134)
32,400	GDF Suez, Strike Price EUR 28.38, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(19,414)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
81,000	GDF Suez, Strike Price EUR 29.34, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	$(15,583)
11,000	GDF Suez, Strike Price EUR 29.38, Expires 2/09/10, Broker Citigroup Global Markets	(441)
338,000	GlaxoSmithKline Plc, Strike Price GBP 12.88, Expires 2/24/10, Broker Credit Suisse First Boston	(25,242)
2,265,000	Hidili Industry International Development Ltd., Strike Price HKD 9.31, Expires 2/02/10, Broker Credit Suisse First Boston	(240)
152,000	Honda Motor Co. Ltd., Strike Price JPY 3,205.86, Expires 3/09/10, Broker Morgan Stanley & Co., Inc.	(103,892)
53,900	Honda Motor Co. Ltd., Strike Price JPY 3,269.47, Expires 3/09/10, Broker Credit Suisse First Boston	(26,822)
128,000	Hoya Corp., Strike Price JPY 2,616.30, Expires 3/09/10, Broker Morgan Stanley & Co., Inc.	(35,317)
852,500	HSBC Holdings Plc, Strike Price GBP 6.80, Expires 2/24/10, Broker Citigroup Global Markets	(194,740)
157,600	Hynix Semiconductor, Inc., Strike Price KRW 25,031, Expires 3/09/10, Broker Credit Suisse First Boston	(75,262)
50,000	Hyosung Corp., Strike Price USD 85,494.22, Expires 2/02/10, Broker Goldman Sachs & Co.	(13,744)
276,000	Hypermarcas SA, Strike Price USD 22.22, Expires 3/15/10, Broker Credit Suisse First Boston	(120,350)
220,000	Imperial Tobacco Group Plc, Strike Price GBP 20.21, Expires 3/03/10, Broker Morgan Stanley & Co., Inc.	(135,582)
74,700	InBev NV, Strike Price EUR 35.95, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(75,024)
6,100,000	Inchcape Plc, Strike Price GBP 0.29, Expires 2/24/10, Broker Citigroup Global Markets	(52,696)
40,000	Inditex SA, Strike Price EUR 45.42, Expires 3/03/10, Broker Morgan Stanley & Co., Inc.	(73,848)
2,431,000	Industrial & Commercial Bank of China, Strike Price HKD 6.06, Expires 3/02/10, Broker Deutsche Bank Securities	(23,530)
1,597,000	Industrial & Commercial Bank of China, Strike Price HKD 6.33, Expires 2/02/10, Broker Credit Suisse First Boston	(16)
68,600	Intercontinental Hotels Group Plc, Strike Price GBP 9.23, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(12,885)
111,800	Intercontinental Hotels Group Plc, Strike Price GBP 9.25, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(19,375)
84,600	Intercontinental Hotels Group Plc, Strike Price GBP 9.43, Expires 2/24/10, Broker UBS Securities LLC	(9,113)
500,000	International Power Plc, Strike Price GBP 2.89, Expires 2/09/10, Broker UBS Securities LLC	(244,361)

5	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
278,000	International Power Plc, Strike Price GBP 3.15, Expires 2/24/10, Broker UBS Securities LLC	$(55,145)
742,000	Intesa Sanpaolo SpA, Strike Price EUR 3.19, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(10)
573,000	ITOCHU Corp., Strike Price JPY 676.62, Expires 2/03/10, Broker Goldman Sachs & Co.	(180,912)
311,000	ITOCHU Corp., Strike Price JPY 785.78, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(13,681)
1,330	Japan Tobacco, Inc., Strike Price JPY 292,815.16, Expires 2/03/10, Broker Goldman Sachs & Co.	(486,822)
65,000	Julius Baer Group Ltd., Strike Price CHF 36.90, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(20,908)
55,300	K+S AG, Strike Price EUR 43.07, Expires 2/24/10, Broker UBS Securities LLC	(29,970)
440	KDDI Corp., Strike Price JPY 487,830, Expires 2/03/10, Broker Morgan Stanley & Co., Inc.	(9,365)
197,000	Koninklijke (Royal) KPN NV, Strike Price EUR 11.96, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(60,251)
131,000	Korea Electric Power Corp., Strike Price KRW 34,386.46 Expires 3/09/10, Broker Credit Suisse First Boston	(470,543)
23,000	Korea Zinc Co. Ltd., Strike Price KRW 207,045, Expires 3/09/10, Broker Credit Suisse First Boston	(16,378)
42,800	Lafarge SA, Strike Price EUR 59.59, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(13,527)
1,312,000	Lihir Gold Ltd., Strike Price AUD 3.36, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(8,155)
33,000	Magna International, Inc., Class A, Strike Price USD 58.24, Expires 3/03/10, Broker Morgan Stanley & Co., Inc.	(32,131)
340,000	Marubeni Corp., Strike Price JPY 508.03, Expires 2/03/10, Broker UBS Securities LLC	(70,546)
815,000	Marubeni Corp., Strike Price JPY 559.06, Expires 3/09/10, Broker Goldman Sachs & Co.	(96,212)
170,500	Matsui Securities Co. Ltd., Strike Price JPY 631.83, Expires 3/02/10, Broker Goldman Sachs & Co.	(30,801)
170,500	Matsui Securities Co. Ltd., Strike Price JPY 646.73, Expires 3/02/10, Broker Goldman Sachs & Co.	(22,003)
2,300,000	Mega Financial Holding Co. Ltd., Strike Price USD 18.63, Expires 3/02/10, Broker Goldman Sachs & Co.	(10,350)
2,000,000	Mega Financial Holding Co. Ltd., Strike Price USD 18.87, Expires 3/09/10, Broker Goldman Sachs & Co.	(8,940)
1,000,000	Mitsubishi Heavy Industries Ltd., Strike Price JPY 320.79, Expires 2/03/10, Broker Morgan Stanley & Co., Inc.	(25,147)
620,000	Mitsubishi UFJ Financial Group, Inc., Strike Price JPY 479.55, Expires 3/09/10, Broker Deutsche Bank Securities	(109,007)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
448,000	Mitsui & Co. Ltd., Strike Price JPY 1,449.66, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	$(73,755)
613,000	Mizuho Securities Co. Ltd., Strike Price JPY 299.16, Expires 3/02/10, Broker Goldman Sachs & Co.	(12,049)
159,000	MTN Group Ltd., Strike Price ZAR 115.31, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(24,297)
66,300	National Australia Bank Ltd., Strike Price AUD 26.91, Expires 3/09/10, Broker Morgan Stanley & Co., Inc.	(30,873)
111,200	National Australia Bank Ltd., Strike Price AUD 27.90, Expires 3/09/10, Broker Citigroup Global Markets	(25,340)
196,000	Nestle SA, Strike Price CHF 51.26, Expires 3/10/10, Broker Citigroup Global Markets	(138,788)
768,000	New World Development Ltd., Strike Price HKD 15.19, Expires 3/02/10, Broker Deutsche Bank Securities	(1,254)
750,000	New World Development Ltd., Strike Price HKD 15.80, Expires 3/09/10, Broker Credit Suisse First Boston	(533)
75,200	Next Plc, Strike Price GBP 19.61, Expires 2/24/10, Broker Citigroup Global Markets	(59,502)
109,500	NII Holdings, Inc., Strike Price USD 37.49, Expires 3/11/10, Broker Morgan Stanley & Co., Inc.	(62,933)
176,000	Nikon Corp., Strike Price JPY 1,778.90, Expires 2/03/10, Broker Goldman Sachs & Co.	(152,972)
85,400	Nikon Corp., Strike Price JPY 1,992.63, Expires 3/09/10, Broker Credit Suisse First Boston	(37,347)
1,095,000	Nippon Yusen KK, Strike Price JPY 293.76, Expires 2/03/10, Broker UBS Securities LLC	(229,876)
454,000	Nomura Holdings, Inc., Strike Price JPY 712.76, Expires 2/02/10, Broker Goldman Sachs & Co.	(6,657)
298,000	Nordea Bank AB, Strike Price SEK 74.18, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(2,735)
491,800	Norsk Hydro ASA, Strike Price NOK 45.15, Expires 3/10/10, Broker Citigroup Global Markets	(80,440)
81,500	Novartis AG, Registered Shares, Strike Price CHF 56.21, Expires 2/09/10, Broker UBS Securities LLC	(69,663)
75,000	Novartis AG, Registered Shares, Strike Price CHF 57.35, Expires 3/05/10, Broker Deutsche Bank Securities	(57,597)
298,000	NSK Ltd., Strike Price JPY 623.07, Expires 2/03/10, Broker Morgan Stanley & Co., Inc.	(104,266)
660,000	NSK Ltd., Strike Price JPY 715.78, Expires 3/09/10, Broker Goldman Sachs & Co.	(86,918)
1,200	NTT Data Corp., Strike Price JPY 306,494.70, Expires 3/09/10, Broker Morgan Stanley & Co., Inc.	(28,952)
477,500	OJSC OC Rosneft - GDR, Strike Price USD 8.92, Expires 2/24/10, Broker Credit Suisse First Boston	(34,743)

JANUARY 31, 2010	6

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
1,500	Pacific Rubiales Energy Corp., Strike Price CAD 15, Expires 3/20/10, Broker T.D. Securities	$(101,707)
1,500	Pacific Rubiales Energy Corp., Strike Price CAD 16, Expires 2/22/10, Broker T.D. Securities	(17,536)
600	Pacific Rubiales Energy Corp., Strike Price CAD 17, Expires 2/22/10, Broker T.D. Securities	(3,928)
185,000	Panasonic Corp., Strike Price JPY 1,482.24, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(63,079)
37,500	Philippine Long Distance Telephone Co.- ADR, Strike Price USD 60.15, Expires 3/05/10, Broker Deutsche Bank Securities	(4,872)
28,500	Potash Corp. of Saskatchewan, Inc., Strike Price USD 128.87, Expires 2/08/10, Broker UBS Securities LLC	(230)
19,600	PPR, Strike Price EUR 88.72, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(67,619)
162,000	Precision Drilling Trust, Strike Price CAD 7.80, Expires 2/16/10, Broker Goldman Sachs & Co.	(90,602)
158,200	Prudential Plc, Strike Price GBP 6.12, Expires 2/24/10, Broker UBS Securities LLC	(11,938)
287,000	Prudential Plc, Strike Price GBP 6.45, Expires 2/09/10, Broker Citigroup Global Markets	(877)
71,600	Randstad Holding NV, Strike Price EUR 37.88, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(35,063)
13,300	Renault SA, Strike Price EUR 35.34, Expires 3/10/10, Broker UBS Securities LLC	(22,688)
26,400	Renault SA, Strike Price EUR 35.81, Expires 2/24/10, Broker Citigroup Global Markets	(26,932)
65,000	Renault SA, Strike Price EUR 36, Expires 2/04/10, Broker Morgan Stanley & Co., Inc.	(11,527)
315,000	ResMed, Inc., Strike Price AUD 5.98, Expires 3/31/10, Broker Morgan Stanley & Co., Inc.	(37,168)
29,000	Roche Holding AG, Strike Price CHF 187.46, Expires 2/24/10, Broker UBS Securities LLC	(30,646)
66,000	Royal Dutch Shell Plc - ADR, Strike Price USD 58.84, Expires 3/12/10, Broker Morgan Stanley & Co., Inc.	(37,698)
80,700	Royal Dutch Shell Plc - ADR, Strike Price USD 60.72, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(6,282)
43,000	RWE AG, Strike Price EUR 68.42, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(1,555)
50,000	Samsung Electronics Co. Ltd., Strike Price KRW 68,786, Expires 3/09/10, Broker Credit Suisse First Boston	(32,600)
7,600	Samsung Electronics Co. Ltd., Strike Price KRW 837,063, Expires 3/09/10, Broker Credit Suisse First Boston	(68,835)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
45,000	Sanofi-Aventis SA, Strike Price EUR 53.49, Expires 2/09/10, Broker Credit Suisse First Boston	$(59,027)
287,000	Siliconware Precision Industries Co. - ADR, Strike Price USD 7.39, Expires 3/05/10, Broker Citigroup Global Markets	(31,392)
135,000	Siliconware Precision Industries Co. - ADR, Strike Price USD 7.53, Expires 3/26/10, Broker Morgan Stanley & Co., Inc.	(19,688)
4,800,000	Singapore Telecommunications Ltd., Strike Price SGD 3, Expires 3/02/10, Broker JPMorgan Chase Securities	(211,348)
23,200	Societe Generale, Strike Price EUR 45.22, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(21,712)
32,000	Societe Generale, Strike Price EUR 47.74, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(11,652)
16,000	Software AG, Strike Price EUR 78.89, Expires 3/10/10, Broker BNP Paribas	(138,281)
29,700	Sonova Holding AG, Strike Price CHF 125.14, Expires 2/09/10, Broker Credit Suisse First Boston	(183,120)
83,200	Standard Chartered Plc, Strike Price GBP 15.16, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(14,740)
49,900	StatoilHydro ASA, Strike Price NOK 135.95, Expires 3/10/10, Broker Citigroup Global Markets	(24,416)
134,000	StatoilHydro ASA, Strike Price NOK 149.91, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(38)
65,000	Sterlite Industries India Ltd. - ADR, Strike Price USD 16.75, Expires 4/05/10, Broker Morgan Stanley & Co., Inc.	(60,626)
248,500	Sterlite Industries India Ltd. - ADR, Strike Price USD 17.85, Expires 2/04/10, Broker Morgan Stanley & Co., Inc.	(1,879)
1,625,000	Straits Asia Resources Ltd., Strike Price SGD 2.38, Expires 3/02/10, Broker Goldman Sachs & Co.	(33,276)
744,000	Straits Asia Resources Ltd., Strike Price SGD 2.63, Expires 3/09/10, Broker Credit Suisse First Boston	(4,509)
580,000	Sumitomo Corp., Strike Price JPY 1,050.40, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(154,270)
41,000	Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 3,012.33, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(58,461)
280,000	Svenska Cellulosa AB, B Shares, Strike Price SEK 103.20, Expires 3/29/10, Broker UBS Securities LLC	(71,273)
52,000	Swiss Reinsurance Co. Ltd., Strike Price CHF 53.91, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(9,769)
55,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 11, Expires 3/05/10, Broker Morgan Stanley & Co., Inc.	(2,883)

7	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
100,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 11.33, Expires 2/12/10, Broker UBS Securities LLC	$(40)
162,500	Telecom Corp. of New Zealand - ADR, Strike Price USD 8.94, Expires 2/26/10, Broker UBS Securities LLC	(8,718)
162,300	Telefonica SA, Strike Price EUR 18.79, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(5,691)
42,000	Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 58.64, Expires 3/05/10, Broker UBS Securities LLC	(28,112)
115,000	Tokio Marine Holdings, Inc., Strike Price JPY 2,755.25, Expires 2/02/10, Broker Morgan Stanley & Co., Inc.	—
450	Toronto-Dominion Bank (The), Strike Price CAD 66, Expires 2/22/10, Broker TD Newcrest	(7,365)
92,500	Total SA, Strike Price EUR 45.25, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(11,474)
38,500	TrygVesta AS, Strike Price DKK 334.82, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(9,845)
137,500	Tyco Electronics Ltd., Strike Price USD 25.35, Expires 2/05/10, Broker UBS Securities LLC	(24,749)
146,000	UBS AG, Strike Price CHF 17.34, Expires 2/24/10, Broker UBS Securities LLC	(3,741)
16,800	Unibail-Rodamco SE, Strike Price EUR156.18, Expires 3/10/10, Broker BNP Paribas	(118,918)
619,000	UniCredit SpA, Strike Price EUR 2.18, Expires 3/10/10, Broker BNP Paribas	(30,503)
143,000	Unilever Plc, Strike Price GBP 19.71, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(33,969)
122,000	Vimpel Communications - ADR, Strike Price USD 20.25, Expires 2/16/10, Broker Goldman Sachs & Co.	(21,646)
115,000	Vodafone Group Plc - ADR, Strike Price USD 23.51, Expires 2/12/10, Broker UBS Securities LLC	(1,941)
33,000	Vodafone Group Plc - ADR, Strike Price USD 24.05, Expires 3/05/10, Broker Credit Suisse First Boston	(2,118)
20,800	Volkswagon AG, Strike Price EUR 57.57, Expires 3/03/10, Broker Morgan Stanley & Co., Inc.	(84,811)
8,100	Volkswagon AG, Strike Price EUR 58.24, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(36,214)
9,000	Volkswagon AG, Strike Price EUR 64, Expires 3/03/10, Broker Morgan Stanley & Co., Inc.	(9,119)
32,100	Volkswagon AG, Strike Price EUR 66.86, Expires 2/09/10, Broker Citigroup Global Markets	(1,399)
787,000	Wilmar International Ltd., Strike Price SGD 7.14, Expires 3/02/10, Broker Goldman Sachs & Co.	(6,091)
598,000	WPP Plc, Strike Price GBP 6.01, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(74,952)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (concluded)
59,900	Yara International ASA, Strike Price NOK 253.51, Expires 2/24/10, Broker UBS Securities LLC	(81,486)
43,000	Yara International ASA, Strike Price NOK 278, Expires 2/24/10, Broker Citigroup Global Markets	(17,621)
8,200	Zurich Financial Services AG, Strike Price CHF 221.53, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(49,501)

	Total Over-the-Counter Call Options Written	(9,661,551)

	Total Options Written (Premiums Received $25,050,819)—(1.0)%	(12,255,592)

	Total Investments Net of Outstanding Options Written—94.7%	1,091,691,113
	Other Assets Less Liabilities—5.3%	61,572,411

	Net Assets—100.0%	$1,153,263,524

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,180,955,076

Gross unrealized appreciation	$30,456,060
Gross unrealized depreciation	(107,464,430)

Net unrealized depreciation	$(77,008,370)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(73,108,132)	$2,902
BlackRock Liquidity Series, LLC Money Market Series	$(1,381,300)	$370

(e)	Represents current yield as of report date.

(f)	Security purchased with the cash collateral from securities loans.

JANUARY 31, 2010	8

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	372,000	USD	333,324	Citigroup Global Markets	2/01/10	$(4,234)
AUD	855,000	USD	767,458	Citigroup Global Markets	2/02/10	(11,082)
EUR	196,000	USD	275,221	Citigroup Global Markets	2/01/10	(3,467)
EUR	904,000	USD	1,267,950	Citigroup Global Markets	2/01/10	(14,553)
EUR	626,000	USD	874,645	Citigroup Global Markets	2/02/10	(6,696)
EUR	148,000	USD	206,918	Citigroup Global Markets	2/02/10	(1,716)
EUR	1,870,000	USD	2,612,571	Citigroup Global Markets	2/02/10	(19,814)
EUR	338,000	USD	471,273	Citigroup Global Markets	2/02/10	(2,636)
EUR	69,000	USD	96,207	Citigroup Global Markets	2/01/10	(538)
NOK	8,410,000	USD	1,434,776	Citigroup Global Markets	2/01/10	(14,887)
USD	52,542	CAD	56,000	Citigroup Global Markets	2/01/10	169
USD	22,829	CHF	24,000	Deutsche Bank Securities	2/02/10	202
USD	1,024,955	EUR	734,000	Citigroup Global Markets	2/02/10	7,263
USD	11,207	GBP	7,000	Citigroup Global Markets	2/02/10	18
USD	1,725,585	HKD	13,404,000	Citigroup Global Markets	2/01/10	(856)
USD	1,637,373	HKD	12,716,000	Citigroup Global Markets	2/02/10	(453)
USD	3,998,366	JPY	357,332,000	Citigroup Global Markets	2/01/10	39,667
USD	10,562,537	JPY	952,105,000	Citigroup Global Markets	2/02/10	14,651
USD	37,172	NOK	219,000	Deutsche Bank Securities	2/02/10	197

Total						$(18,765)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Australia	$6,368,166	$20,264,400	—	$26,632,566
Belgium	—	6,776,699	—	6,776,699
Bermuda	3,684,310	—	—	3,684,310
Brazil	17,388,271	—	—	17,388,271
Canada	75,716,022	—	—	75,716,022
Cayman Islands	—	4,312,945	—	4,312,945
Chile	1,613,763	—	—	1,613,763
China	6,071,292	21,520,678	—	27,591,970
Denmark	—	24,609,897	—	24,609,897
Finland	—	6,770,492	—	6,770,492
France	—	96,939,926	—	96,939,926
Germany	—	44,188,160	—	44,188,160
Gibraltar	—	2,205,317	—	2,205,317
Hong Kong	—	25,216,214	—	25,216,214
India	9,101,070	—	—	9,101,070
Indonesia	—	5,852,273	—	5,852,273
Ireland	8,630,592	—	—	8,630,592
Israel	9,353,128	—	—	9,353,128
Italy	—	22,049,738	—	22,049,738
Japan	—	160,667,158	—	160,667,158
Luxembourg	—	8,272,941	—	8,272,941
Malaysia	—	7,828,431	—	7,828,431
Mexico	5,168,816	—	—	5,168,816
Netherlands	—	20,592,446	—	20,592,446
New Guinea	—	5,799,387	—	5,799,387
New Zealand	2,720,250	—	—	2,720,250
Norway	—	20,632,275	—	20,632,275
Philippines	3,800,363	—	—	3,800,363
Russia	4,027,080	6,611,970	—	10,639,050
Singapore	—	39,202,904	—	39,202,904
South Africa	—	4,111,382	—	4,111,382
South Korea	—	45,171,480	—	45,171,480
Spain	—	16,904,713	—	16,904,713
Sweden	—	11,817,356	—	11,817,356
Switzerland	10,139,255	78,271,283	—	88,410,538
Taiwan	17,578,752	9,906,558	—	27,485,310
Thailand	—	8,282,266	—	8,282,266
United Kingdom	24,679,783	143,929,433	—	168,609,216
United States	16,158,523	—	—	16,158,523
Preferred Stock:
Germany	—	9,555,704	—	9,555,704
Short-Term Securities	9,143	3,473,700	—	3,482,843

Total	$222,208,579	$881,738,126	—	$1,103,946,705

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Assets:	—	$62,167	—	$62,167
Liabilities:	$(2,799,878)	(9,536,646)	—	(12,336,524)

Total	$(2,799,878)	$(9,474,479)	—	$(12,274,357)

9	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

KEY TO ABBREVIATIONS

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

JANUARY 31, 2010	10

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock International Growth and Income Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: March 19, 2010

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: March 19, 2010